Equity - Retained earnings additional information (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Cash dividend paid	€ 3,191	€ 3,626	€ 2,668
Other cash distributions	500	498	0
Purchased under Share buyback programme	€ 3,641	€ 3,774	€ 3,482
Authorised share capital, ordinary shares (in shares)	9,142,000	9,142,000	9,142,000
Increased dividend percentage	2.585%
Cumulative preference shares
Disclosure of equity [Line Items]
Authorised share capital, ordinary shares (in shares)	4,600,000
Par value (in EUR per share)	€ 0.01
ING Group
Disclosure of equity [Line Items]
Purchased under Share buyback programme	€ (1,458)	€ (5,723)	€ (3,217)